INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2015	2016	2017
Loss before income taxes:
PRC	94,190	144,158	130,961
Other jurisdictions	16,377	140,569	202,015
Total loss before income taxes	110,567	284,727	332,976

Current tax expenses:
PRC	(1,650)	311	5,546
Other jurisdictions	256	1,998	—

Total current tax (benefits) expenses	(1,394)	2,309	5,546

Deferred tax benefits:
PRC	(10,589)	(10,935)	(11,683)
Other jurisdictions	—	311	61

Total deferred tax benefits	(10,589)	(10,624)	(11,622)

Total income taxes benefits	(11,983)	(8,315)	(6,076)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2015	2016	2017

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC entities not subject to income tax	(3.8)%	(13.7)%	(14.8)%
Tax differential for entities in non-PRC jurisdiction	0.0%	0.5%	(0.8)%
Tax effect of permanent differences	(0.6)%	(0.3)%	0.0%
Change in valuation allowance	(9.4)%	(8.4)%	(7.8)%
Return to provision adjustment	(0.4)%	(0.2)%	0.2%

	10.8%	2.9%	1.8%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2016	2017
Deferred tax assets:
Government subsidy	3,763	4,197
Accrued expenses	23,324	14,024
Asset retirement obligation	2,377	4,412
Net operating loss carry forwards	141,749	170,267
Total gross deferred tax assets	171,213	192,900
Valuation allowance on deferred tax assets	(134,935)	(152,241)

Deferred tax assets, net of valuation allowance	36,278	40,659

Deferred tax liabilities:
Property and equipment	(36,644)	(52,417)
Intangible assets	(22,914)	(82,305)
Prepaid land use rights	(1,733)	(1,693)
Obligation under capital lease and other financing obligations	(15,641)	(14,216)

Total deferred tax liabilities	(76,932)	(150,631)

Net deferred tax liabilities	(40,654)	(109,972)

Analysis as:
Deferred tax assets	12,626	14,305
Deferred tax liabilities	(53,280)	(124,277)

Net deferred tax liabilities	(40,654)	(109,972)

Schedule of movement of the valuation allowance for the deferred tax assets
	Years ended December 31,
	2015	2016	2017

Balance at the beginning of the year	116,403	118,952	134,935
Increase during the year	2,549	15,983	17,306

Balance at the end of the year	118,952	134,935	152,241